Basis of preparation	6 Months Ended
Sep. 30, 2019
Basis of preparation
Basis of preparation

1   Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended 30 September 2019:

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were prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (‘IAS 34’) as issued by the International Accounting Standards Board and as adopted by the European Union;

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are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s annual report for the year ended 31 March 2019;

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apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2019, which were prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board and were also prepared in accordance with IFRS adopted by the European Union (‘EU’), the Companies Act 2006 and Article 4 of the EU IAS Regulations, with the exception of the adoption of IFRS 16 "Leases" as set out below and revisions to the calculation of amortisation of acquired customer base intangible assets. From 1 April 2019, the Group has revised the method of allocating the amortisation of acquired customer base intangibles over their useful economic lives from a sum of digits calculation to a straight-line basis. Customer base assets at 1 April 2019 related to acquired joint ventures; the revision to the allocation methodology results in a €82 million reduction in losses recorded in the Group's share of results of equity accounted associates and joint ventures for the six months to 30 September 2019. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34. See note 8 for acquired intangible customer bases in the period;

•	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented;
•	do not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006; and
•	were approved by the Board of directors on 12 November 2019.

The information relating to the year ended 31 March 2019  is an extract from the Group’s published annual report for that year, which has been delivered to the Registrar of Companies, and on which the auditors’ report was unqualified and did not contain any emphasis of matter or statements under section 498(2) or 498(3) of the UK Companies Act 2006.

After reviewing the Group’s budget for the remainder of the financial year, and longer term plans, the directors are satisfied that, at the time of approving the unaudited condensed consolidated financial statements, it is appropriate to continue to adopt a going concern basis of accounting.

The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the reporting period. Actual results could vary from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

New accounting pronouncements adopted

On 1 April 2019 the Group adopted new accounting policies to comply with amendments to International Financial Reporting Standards; the accounting pronouncement considered by the Group as significant on adoption was IFRS 16 “Leases” as set out below.

Other IFRS changes adopted on 1 April 2019, which had also been issued by the IASB and endorsed by the EU, have no material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided on all changes to IFRS impacting the Group in the Group’s annual report for the year ended 31 March 2019.

IFRS 16 “Leases”

IFRS 16 “Leases” was adopted by the Group on 1 April 2019 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The Group has applied the following expedients in relation to the adoption of IFRS 16:

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The right-of-use assets were measured at an amount based on the lease liability at adoption, and initial direct costs incurred when obtaining leases were excluded from this measurement. Lease prepayments and accruals previously recognised under IAS 17 at 31 March 2019 were added to and deducted from, respectively, the value of the right of use assets on adoption. In determining the cumulative retrospective impact recorded on 1 April 2019, some of the Group’s joint ventures have measured right-of-use assets, for certain leases, as if IFRS 16 had been applied since lease commencement; and

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The Group impaired the right-of-use assets recognised on adoption by the value of the provisions for onerous leases held under IAS 37 at 31 March 2019 instead of performing a new impairment assessment for those assets on adoption.

The key differences between the Group’s IAS 17 accounting policy (the ‘previous policy’ which is disclosed in the Group’s Annual Report and Accounts for the year ended 31 March 2019) and the Group’s IFRS 16 accounting policy (which is provided below), as well as the primary impacts of applying IFRS 16 in the current financial period are disclosed on page 39 and below.

Primary impacts of applying the IFRS 16 accounting policy

The primary impacts on the Group’s financial statements, and the key causes of the movements recorded in the consolidated statement of financial position on 1 April 2019 (see page 39), as a result of applying the IFRS 16 (‘current’) accounting policy in place of the previous policy under IAS 17 are:

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Under IAS 17, lessees classified leases as either operating or finance leases. Operating lease costs were expensed on a straight-line basis over the period of the lease. Finance leases resulted in the recognition, in the statement of financial position, of an asset and a corresponding liability for lease payments, at present value. Under IFRS 16 all lease agreements give rise to the recognition of a 'right-of-use asset' representing the right to use the leased item and a liability for any future lease payments (see page 39) over the ‘reasonably certain’ period of the lease, which may include future lease periods for which the Group has extension options.

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Lessee accounting under IFRS 16 is similar to finance lease accounting for lessees under IAS 17; lease costs are recognised in the form of depreciation of the right-of-use asset and interest on the lease liability which is generally discounted at the incremental borrowing rate of the relevant Group entity, although the interest rate implicit in the lease is used when it is more readily determinable. Interest charges will typically be higher in the early stages of a lease and will reduce over the term. Lease interest costs are recorded in financing costs and associated cash payments are classified as financing cash flows in the Group’s cash flow statement.

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Under IFRS 16 cash inflows from operating activities and payments classified within cash flow from financing activities both increase, as payments made at both lease inception and subsequently are characterised as repayments of lease liabilities and interest. Under IAS 17 operating lease payments were treated as an operating cash outflows. Net cash flow is not impacted by the change in policy.

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Lessor accounting under IFRS 16 is similar to IAS 17. The only substantive change is that when the Group sub-leases assets it classifies the lease out as either operating or finance leases by reference to the terms of head lease contract whereas under IAS 17 the classification was determined by reference to the underlying asset leased out. This has resulted in additional finance leases out (‘net investment in leases’) being recognised under IFRS 16 (see page 39).

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The expedients applied at adoption, above, have resulted in reclassifications of lease-related prepayments, accruals and provisions at 1 April 2019 (see page 39) to the right-of-use assets. Where certain of the Group’s joint ventures have valued right-of-use assets as if IFRS 16 had been applied since lease inception, this has resulted in a reduction in the value of investments in associates and joint arrangements (see page 39).

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During the six months ended 30 September 2018 an expense of €1,714 million was charged for operating leases and depreciation and interest of €25 million was charged for finance leases. During the six months ended 30 September 2019, depreciation of €1,823 million and interest of €163 million has been charged in relation to leases.

IFRS 16 Accounting Policy

As a lessee

When the Group leases an asset a ‘right of use asset’ is recognised for the leased item and a lease liability is recognised for any lease payments due at the lease commencement date. The right of use asset is initially measured at cost, being the present value of the lease payments paid or payable, plus any initial direct costs incurred in entering the lease and less any lease incentives received.

Right of use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the asset's useful life or the end of the lease term. The lease term is the non-cancellable period of the lease plus any periods for which the Group is ‘reasonably certain’ to exercise any extension options (see below). The useful life of the asset is determined in a manner consistent to that for owned property, plant and equipment (as described in the Group’s Annual Report and Accounts for the year ended 31 March 2019). If right-of-use assets are considered to be impaired, the carrying value is reduced accordingly.

Lease liabilities are initially measured at the value of the lease payments that are not paid at the commencement date and are usually discounted using the incremental borrowing rates of the applicable Group entity (the rate implicit in the lease is used if it is readily determinable). Lease payments included in the lease liability include both fixed payments and in-substance fixed payments during the term of the lease.

After initial recognition, the lease liability is recorded at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate (e.g. an inflation related increase) or if the Group's assessment of the lease term changes; any change in the lease liability as a result of these changes also results in a corresponding change in the recorded right of use asset.

As a lessor

Where the Group is a lessor, it determines at inception whether the lease is a finance or an operating lease. When a lease transfers substantially all the risks and rewards of ownership of the underlying asset then the lease is a finance lease; otherwise, the lease is an operating lease.

Where the Group is an intermediate lessor, the interest in the head lease and the sub-lease is accounted for separately and the lease classification of a sub-lease is determined by reference to the right-of-use asset arising from the head lease.

Income from operating leases is recognised on a straight-line basis over the lease term. Income from finance leases is recognised in full at lease commencement.

Lease income is recognised as other revenue for transactions that are part of the Group's ordinary activities (primarily leases of handsets or other equipment to customers or leases of wholesale access to the Group's fibre and cable networks). The Group uses IFRS 15 to allocate the consideration in contracts between any lease and non-lease components.

Critical accounting judgements and key sources of estimation relating to IFRS 16

Lease identification

Whether an arrangement is considered a lease or a service contract depends on the analysis by management of both the legal form and substance of the arrangement between the Group and the counter-party to determine if control of an identified asset has been passed between the parties; if not, the arrangement is a service arrangement. Control exists if the Group obtains substantially all of the economic benefit from the use of the asset, and has the ability to direct its use, for a period of time. An identified asset exists where an agreement explicitly or implicitly identifies an asset or a physically distinct portion of an asset which the lessor has no substantive right to substitute.

The scenarios requiring the greatest judgement include those where the arrangement is for the use of fibre or other fixed telecommunication lines. Generally, where the Group has exclusive use of a physical line it is determined that the Group can also direct the use of the line and therefore leases will be recognised. Where the Group provides access to fibre or other fixed telecommunication lines to another operator on a wholesale basis the arrangement will generally be identified as a lease, whereas when the Group provides fixed line services to an end-user, generally control over such lines is not passed to the end-user and a lease is not identified.

The impact of determining whether an agreement is a lease or a service depends on whether the Group is a potential lessee or lessor in the arrangement and, where the Group is a lessor, whether the arrangement is classified as an operating or finance lease. The impacts for each scenario are described below where the Group is potentially:

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A lessee. The judgement impacts the nature and timing of both costs and reported assets and liabilities. A lease results in depreciation and interest being recognised and an asset and a liability being reported; the interest charge will decrease over the life of the lease. A service contract results in operating expenses being recognised evenly over the life of the contract and no assets or liabilities being recorded (other than trade payables, prepayments and accruals).

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An operating lessor. The judgement impacts the nature of income recognised. An operating lease results in lease income being recognised whilst a service contract results in service revenue. Both are recognised evenly over the life of the contract.

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A finance lessor. The judgement impacts the nature and timing of both income and reported assets. A finance lease results in the lease income being recognised at commencement of the lease and an asset (the net investment in the lease) being recorded.

Lease term

Where leases include additional optional periods after an initial lease term, significant judgement is required in determining whether these optional periods should be included when determining the lease term. The impact of this judgement is significantly greater where the Group is a lessee. As a lessee, optional periods are included in the lease term if the Group is reasonably certain it will exercise an extension option or will not exercise a termination option; this depends on an analysis by management of all relevant facts and circumstances including the leased asset’s nature and purpose, the economic and practical potential for replacing the asset and any plans that the Group has in place for the future use of the asset. Where a leased asset is highly customised (either when initially provided or as a result of leasehold improvements) or it is impractical or uneconomic to replace then the Group is more likely to judge that lease extension options are reasonably certain to be exercised. Where extension options are included the greater the value of the right-of-use asset and lease liability that will be recognised. The normal approach adopted for lease term by asset class is described below.

The lease terms can vary significantly by type and use of asset and geography. In addition, the exact lease term is subject to the non-cancellable period and rights and options in each contract. Generally, lease terms are judged to be the longer of the minimum lease term and:

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Between 5 and 10 years for land and buildings (excluding retail), with terms at the top end of this range if the lease relates to assets that are considered to be difficult to exit sooner for economic, practical or reputational reasons;

•	To the next contractual lease break date for retail premises (excluding breaks within the next 12 months);
•	Where leases are used to provide internal connectivity the lease term for the connectivity is aligned to the lease term or useful economic life of the assets connected; and
•	The customer service agreement length for leases of local loop connections or other assets required to provide fixed line services to individual customers.

In most instances the Group has options to renew or extend leases for additional periods after the end of the lease term which are assessed using the criteria above.

Transition disclosures

The weighted average incremental borrowing rate applied to the Group's lease liabilities recognised in the balance sheet at 1 April 2019 was 3.5%.

The Group's undiscounted operating lease commitments at 31 March 2019 were €10.8bn; the most significant differences between the IAS 17 lease commitments  and the lease liabilities recognised on transition to IFRS 16 are set out below:

€bn
Operating lease commitments at 31 March 2019	10.8
Less effect of discounting on payments included in the operating lease commitment	(1.6)
Plus lease liabilities in respect of additional ‘reasonably certain’ lease extensions assumed under IFRS 16	0.8
Plus finance lease liabilities already reported under IAS 17	0.3
Lease liability opening balance reported at 1 April 2019	10.3

The Group applied the lease identification requirements of IFRS 16 at the date of adoption and no material changes to the Group’s lease portfolio were identified.

The impact of the adoption of IFRS 16 on the consolidated statement of financial position at 1 April 2019 is set out below.

		Impact of
	31 March	adoption of
	2019	IFRS 16	1 April 2019
Consolidated statement of financial position	€m	€m	€m

Non-current assets
Goodwill	23,353	—	23,353
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	10,226	37,658
Investments in associates and joint ventures	3,952	(270)	3,682
Other investments	870	—	870
Deferred tax assets	24,753	—	24,753
Post employment benefits	94	—	94
Trade and other receivables	5,170	21	5,191
Of which: Net investments in leases	3	133	136
	103,276	9,977	113,253
Current assets
Inventory	714	—	714
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(339)	11,851
Of which: Net investments in leases	1	19	20
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
	39,817	(339)	39,478
Assets held for sale	(231)	—	(231)
Total assets	142,862	9,638	152,500

Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(261)	(116,986)
Accumulated other comprehensive income	29,519	—	29,519
Total attributable to owners of the parent	62,218	(261)	61,957

Non-controlling interests	1,227	4	1,231
Total non-controlling interests	1,227	4	1,231

Total equity	63,445	(257)	63,188

Non-current liabilities
Long-term borrowings	48,685	7,394	56,079
Deferred tax liabilities	478	—	478
Post employment benefits	551	—	551
Provisions	1,242	(9)	1,233
Trade and other payables	2,938	(37)	2,901
	53,894	7,348	61,242
Current liabilities
Short-term borrowings	4,270	2,646	6,916
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	(76)	1,084
Trade and other payables	17,653	(23)	17,630
	25,523	2,547	28,070
Liabilities held for sale	—	—	—
Total equity and liabilities	142,862	9,638	152,500